FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Available-for-sale securities
Total Securities Cost	$ 35,251	$ 31,713
Unrealized Gain (Loss)	5,526	2,543
Total Fair Value	40,777	34,256
Fixed Income
Available-for-sale securities
Debt Securities Cost	15,325	15,376
Debt Securities Unrealized Gain/(Loss)	1,145	353
Debt Securities Fair Value	16,470	15,729
Equity
Available-for-sale securities
Equity Securities Cost	9,787	7,958
Equity Securities Unrealized Gain/(Loss)	2,815	1,776
Equity Securities Fair Value	12,602	9,734
Mutual Fund
Available-for-sale securities
Debt Securities Cost	8,235	6,568
Debt Securities Unrealized Gain/(Loss)	1,430	284
Debt Securities Fair Value	9,665	6,852
Alternative Investments
Available-for-sale securities
Debt Securities Cost	1,904	1,811
Debt Securities Unrealized Gain/(Loss)	136	130
Debt Securities Fair Value	$ 2,040	$ 1,941